SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Stock-based compensation expense	$ 3,342	$ 6,684
Unrecognized compensation expense	$ 4,456	$ 4,456	$ 13,368
Weighted Average Remaining Amortization Period (Years)	6 months	6 months	1 year
Stock-based compensation expense			$ 538,323
General and Administrative Expense [Member]
Stock-based compensation expense	$ 3,342	$ 6,684
Unrecognized compensation expense	$ 4,456	$ 4,456	$ 13,368
Weighted Average Remaining Amortization Period (Years)	6 months	6 months	1 year
Stock-based compensation expense			$ 538,323